Commitments and Contingencies - Schedule of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 120,688			$ 51,370					$ 39,351
Total liabilities	173,444			83,684					34,514
Total equity	$ (52,756)	$ (71,218)	$ (49,657)	$ (32,314)	$ (20,173)	$ (6,706)	$ (1,446)		4,837	$ (71,448)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity									(34,285)
ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets								$ 41,243
Total liabilities								36,408
Total equity								(34,287)
ASC 842 | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets									39,351
Total liabilities									34,514
Total equity									$ (34,285)
ASC 842 | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets								1,892
Total liabilities								1,894
Total equity								$ (2)